Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 19,779,425	$ 28,953,780
Restricted cash-bank balances held on behalf of customers	769,248	2,142,615
Securities owned, at fair value	817	4,522,805
Receivables from broker-dealers and clearing organizations	8,147,888	13,852,846
Short-term loans receivable	100,000
Other receivables	155,406	60,413
Derivative assets, at fair value		1,801,095
Prepaids, deposits and other	965,043	2,095,800
Total current assets	29,917,827	53,429,354
Fixed assets, net	18,619,965	19,844,396
Right-of-use assets	439,944	593,678
Other assets	117,434	677,158
Total Assets	49,095,170	74,544,586
Current Liabilities
Payables to customers	7,847,307	22,548,699
Payables to broker-dealers and clearing organizations	4,894,860	15,059,984
Accrued expenses and other payables	4,598,505	2,198,697
Derivative liabilities, at fair value	5,925,501	3,009,166
Embedded derivative liabilities	837,622	878,420
Short-term borrowings	748,935	110,000
Lease liability - current	327,992	537,440
Total current liabilities	25,180,722	44,342,406
Lease liability - noncurrent	123,896	83,480
Convertible debentures	1,598,845	1,597,404
Warrant liabilities	118,125	109,687
Total Liabilities	27,021,588	46,132,977
Commitments and Contingencies
Stockholders’ Equity
Additional paid in capital	73,110,793	71,532,253
Accumulated deficit	(47,391,370)	(39,751,871)
Accumulated other comprehensive losses	(340,731)	(268,562)
Total LGHL shareholders’ equity	25,416,841	31,532,129
Non-controlling interest	(3,343,259)	(3,120,520)
Total shareholders’ equity	22,073,582	28,411,609
Total Liabilities and Stockholders’ Equity	49,095,170	74,544,586
Class A Ordinary Shares
Stockholders’ Equity
Ordinary shares	33,726	17,925
Class B Ordinary Shares
Stockholders’ Equity
Ordinary shares	$ 4,423	$ 2,384